Related party transactions (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended				1 Months Ended	12 Months Ended										12 Months Ended										12 Months Ended					12 Months Ended
	Dec. 31, 2011 entity	Dec. 31, 2010	Dec. 31, 2009	Nov. 30, 2011 Solar Silicon Valley	Jul. 31, 2006 Hebei Jinglong Y	Dec. 31, 2011 Hebei Jinglong bankborrowing	Dec. 31, 2010 Hebei Jinglong Y	Dec. 31, 2009 Hebei Jinglong	Dec. 31, 2011 Hebei Jinglong and another related party	Dec. 31, 2010 Hebei Jinglong and another related party	Dec. 31, 2009 Hebei Jinglong and another related party	Dec. 31, 2011 Jing Wei Electronics Co., Ltd	Dec. 31, 2010 Jing Wei Electronics Co., Ltd	Dec. 31, 2011 Other related parties	Dec. 31, 2010 Other related parties	Dec. 31, 2011 Subsidiaries of Hebei Jinglong	Dec. 31, 2010 Subsidiaries of Hebei Jinglong	Dec. 31, 2009 Subsidiaries of Hebei Jinglong	Dec. 31, 2011 Entities affiliated with same Chairman entity	Dec. 31, 2010 Entities affiliated with same Chairman	Dec. 31, 2009 Entities affiliated with same Chairman	Dec. 31, 2011 Entities affiliated with Chairman or subsidiaries of Hebei Jinglong	Dec. 31, 2010 Entities affiliated with Chairman or subsidiaries of Hebei Jinglong	Dec. 31, 2009 Entities affiliated with Chairman or subsidiaries of Hebei Jinglong	Dec. 31, 2010 Ningjin Jinglong PV Investment Co., Ltd. Shanghai Jinglong Solar Technology Co., Ltd.	Dec. 31, 2011 Solar Silicon Valley	Dec. 31, 2010 Solar Silicon Valley	Mar. 08, 2012 Heibei Ningjin Songgong Semiconductor Co., Ltd.	Dec. 31, 2011 Heibei Ningjin Songgong Semiconductor Co., Ltd.	Mar. 08, 2012 Heibei Ningjin Songgong Semiconductor Co., Ltd. M.SETEK	Dec. 31, 2011 Entities with same Independent Director	Dec. 31, 2010 Entities with same Independent Director	Dec. 31, 2009 Entities with same Independent Director	Mar. 08, 2012 Mr. Baofang Jin
Related party transactions
Amounts due to related parties-short term	162,589	122,081				73,097	75,263					47,754	14,160	41,738	32,658
Amounts due from related parties-short term						10,740	54,300						15,428	21,654	1,828												41,755		19,077
Amounts due from related parties-long term						38,333	46,498
Total amounts due from related parties	89,804	159,809
Percentage of ownership interest held by related party					28.50%
Initial term of long-term supply contract (in years)					4.5
Extended term of long-term supply contract (in years)							3
Purchase of silicon wafer supplies						1,506,609	1,629,433	696,638
Unused prepayment						49,073	142,553
Outsourcing processing service received							2,275	17,422											14,147			27,369	232,163	38,875		8,874	4,138
Outsourcing processing service provided																			13,035
Rental expenses under operating lease agreements	14,992	17,786	17,203						12,000	12,180	16,644
Outstanding accrual for management fees							33	20
Guarantees received by entity						170,000
Guarantees provided by entity						366,000
Number of bank borrowings						1
Prinicpal amount due	4,876,822	1,520,000				100,000
Sales to related parties	71,671	160,413	5,206													39,337	162,499	5,206	577												5,986	2,379
Number of companies to whom wafer processing service is outsourced	3
Number of companies having chairman of Group																			2
Purchases from related party																			1,131,869	875,192	172,705
Acquisition of certain equipment from related parties																			460	10	113,229
Percentage of ownership acquired																									100.00%
Cash consideration on acquisition																									198,960
Consideration on acquisition				358,987
Percentage owned by a few third party individuals																												2.30%
Percentage owned by Mr. Baofang Jin																																		32.70%
Ownership percentage after settlement for outstanding prepayments																														65.00%